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                       METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT UL

                                     METFLEX
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                        SUPPLEMENT DATED NOVEMBER 9, 2009
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2009

This supplement updates certain information in the May 1, 2009 prospectus for your MetFlex flexible premium variable life insurance policy.

Effective November 20, 2009, we are changing the addresses that you should use to send premium payments to us. Accordingly, the following replaces the corresponding paragraph under PAYING PREMIUMS on page 34 of the prospectus:

     Premium payments sent by regular U.S. mail should be addressed to:

          MetLife
          P.O. Box 7369
          Philadelphia, PA 19101-7369

     Premium payments sent by express mail or courier service should be addressed to:

          MetLife
          101 N. Independence Mall East
          Lockbox 7369
          Philadelphia, PA 19106

             YOU SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE